UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4079

John Hancock Equity Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney & Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:      October 31

Date of reporting period:     July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Technology Leaders Fund

7.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Technology Leaders Fund
Securities owned by the Fund on
July 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 96.52%                                                                                                  $3,186,298
(Cost $2,714,955)

Application Software 2.60%                                                                                                85,786
Autodesk, Inc. (I)                                                                                           750          25,642
Intuit, Inc. (I)                                                                                           1,253          60,144

Broadcasting & Cable TV 3.07%                                                                                            101,436
Comcast Corp. (Special Class A) (I)                                                                        1,679          50,370
DIRECTV Group, Inc. (The) (I)                                                                              3,316          51,066

Communications Equipment 9.22%                                                                                           304,524
Cisco Systems, Inc. (I)                                                                                    2,900          55,535
Corning, Inc. (I)                                                                                          4,700          89,535
Nokia Corp., American Depositary Receipt (ADR) (Finland)                                                   4,778          76,209
QUALCOMM, Inc.                                                                                             2,108          83,245

Computer Hardware 7.08%                                                                                                  233,698
Apple Computer, Inc. (I)                                                                                   2,330          99,374
Dell, Inc. (I)                                                                                             2,156          87,253
International Business Machines Corp.                                                                        564          47,071

Computer Storage & Peripherals 6.25%                                                                                     206,216
EMC Corp. (I)                                                                                              3,750          51,338
Lexmark International, Inc. (Class A) (I)                                                                    269          16,866
SanDisk Corp. (I)                                                                                          2,185          73,897
Seagate Technology (Cayman Islands) (I)                                                                    3,310          64,115

Data Processing & Outsourced Services 5.62%                                                                              185,510
First Data Corp.                                                                                           1,298          53,400
Fiserv, Inc. (I)                                                                                           1,405          62,340
SunGard Data Systems, Inc. (I)                                                                             1,944          69,770

Diversified Banks 1.66%                                                                                                   54,715
Wells Fargo & Co.                                                                                            892          54,715

Electrical Components & Equipment 3.82%                                                                                  126,223
AU Optronics Corp. (ADR) (Taiwan)                                                                          4,354          69,054
Royal Philips Electronics N.V. (NY Reg Shares) (Netherlands)                                               2,108          57,169

Electronic Equipment Manufacturers 1.48%                                                                                  48,852
Garmin Ltd. (Cayman Islands)                                                                                 890          48,852

Home Entertainment Software 2.50%                                                                                         82,598
Electronic Arts, Inc. (I)                                                                                  1,434          82,598

Household Audio & Video Equipment 1.39%                                                                                   45,807
Sony Corp. (ADR) (Japan)                                                                                   1,409          45,807

Integrated Telecommunication Services 4.81%                                                                              158,794
BT Group Plc (ADR) (United Kingdom)                                                                        1,400          56,700
Telefonos de Mexico S.A. de CV (ADR) (Mexico)                                                              2,900          55,883
Verizon Communications, Inc.                                                                               1,350          46,211

Internet Retail 5.22%                                                                                                    172,279
Amazon.com, Inc. (I)                                                                                       1,200          54,204
eBay, Inc. (I)                                                                                             1,548          64,675
IAC/InterActiveCorp (I)                                                                                    2,000          53,400

Internet Software & Services 6.36%                                                                                       209,813
Google, Inc. (I)                                                                                             285          82,012
Infosys Technologies Ltd. (ADR) (India)                                                                      676          48,118
Yahoo! Inc. (I)                                                                                            2,390          79,683

Movies & Entertainment 3.85%                                                                                             127,037
Walt Disney Co. (The)                                                                                      2,009          51,511
Pixar, Inc. (I)                                                                                            1,756          75,526

Photographic Equipment & Supplies 4.04%                                                                                  133,553
Canon, Inc. (ADR) (Japan)                                                                                  1,732          85,162
Fuji Photo Film Co., Ltd. (ADR) (Japan)                                                                    1,550          48,391

Semiconductor Equipment 3.67%                                                                                            121,112
Applied Materials, Inc.                                                                                    3,200          59,072
KLA-Tencor Corp.                                                                                           1,200          62,040

Semiconductors 10.67%                                                                                                    352,277
Advanced Micro Devices, Inc. (I)                                                                           2,500          50,200
Analog Devices, Inc.                                                                                       1,500          58,800
Intel Corp.                                                                                                2,381          64,620
Maxim Integrated Products, Inc.                                                                            1,300          54,431
Texas Instruments, Inc.                                                                                    2,260          71,778
Xilinx, Inc.                                                                                               1,850          52,448

Systems Software 7.75%                                                                                                   255,717
Adobe Systems, Inc.                                                                                        2,864          84,889
Microsoft Corp.                                                                                            2,018          51,681
SAP A.G. (ADR) (Germany)                                                                                   1,232          52,754
Symantec Corp. (I)                                                                                         3,022          66,393

Technology Distributors 1.54%                                                                                             50,840
CDW Corp.                                                                                                    820          50,840

Wireless Telecommunication Services 3.92%                                                                                129,511
China Mobile (Hong Kong) Ltd. (ADR) (Hong Kong)                                                            3,236          65,270
Nextel Communications, Inc. (Class A) (I)                                                                  1,846          64,241

                                                                              Interest                 Par value
Issuer, description, maturity date                                            rate (%)                     ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 3.48%                                                                                            $115,000
(Cost $115,000)

Joint Repurchase Agreement 3.48%                                                                                         115,000
Investment in a joint repurchase agreement transaction with Bank of America Corp. - Dated 7-29-05 due 8-1-05 (secured by U.S.
Treasury STRIPS due 11-15-10 thru 8-15-27)                                    3.300                          115         115,000

Total investments 100.00%                                                                                             $3,301,298


John Hancock
Technology Leaders Fund
Footnotes to Schedule of Investments
July 31, 2005 (unaudited)

(I) Non-income-producing security.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on July 31, 2005, including short-term investments, was $2,829,955. Gross unrealized appreciation and depreciation of investments aggregated $530,834 and $59,491, respectively, resulting in net unrealized appreciation of $471,343.

For more information

Trustees
Ronald R. Dion, Chairman
James R. Boyle+
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
+Non-Independent Trustee
*Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

John G. Vrysen
Executive Vice President and
Chief Financial Officer

Investment Adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Principal Distributor
John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock Technology Leaders Fund.

060Q3     7/05
          9/05

JOHN HANCOCK
Growth Trends Fund

7.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Growth Trends Fund
Securities owned by the Fund on
July 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 90.00%                                                                                                $142,278,071
(Cost $115,474,221)

Application Software 2.14%                                                                                             3,375,311
Cadence Design Systems, Inc. (I)(L)                                                                      112,600       1,811,734
Epicor Software Corp. (I)                                                                                  8,300         123,089
Hyperion Solutions Corp. (I)                                                                              14,800         696,488
Intuit, Inc. (I)                                                                                          15,500         744,000

Asset Management & Custody Banks 5.76%                                                                                 9,103,982
Bank of New York Co., Inc. (The)                                                                          85,000       2,616,300
Franklin Resources, Inc.                                                                                   8,000         646,560
Legg Mason, Inc.                                                                                          11,550       1,179,832
Northern Trust Corp.                                                                                      10,000         508,000
State Street Corp.                                                                                        83,500       4,153,290

Biotechnology 12.44%                                                                                                  19,678,725
Abgenix, Inc. (I)                                                                                        150,000       1,555,500
Amgen, Inc. (I)                                                                                           34,700       2,767,325
Celgene Corp. (I)                                                                                         90,000       4,306,500
Charles River Laboratories International, Inc. (I)                                                        40,000       1,948,000
Genentech, Inc. (I)                                                                                       25,000       2,233,250
Gilead Sciences, Inc. (I)                                                                                 75,000       3,360,750
Lexicon Genetics, Inc. (I)                                                                                94,000         525,460
Neurocrine Biosciences, Inc. (I)                                                                          43,000       2,131,940
Telik, Inc. (I)                                                                                           50,000         850,000

Communications Equipment 5.23%                                                                                         8,274,875
Cisco Systems, Inc. (I)                                                                                  205,450       3,934,367
Motorola, Inc.                                                                                            66,509       1,408,661
QUALCOMM, Inc.                                                                                            42,150       1,664,504
Tekelec (I)                                                                                               76,300       1,267,343

Computer Hardware 3.57%                                                                                                5,641,519
Hewlett-Packard Co.                                                                                       52,715       1,297,843
International Business Machines Corp.                                                                     52,045       4,343,676

Computer Storage & Peripherals 1.46%                                                                                   2,314,315
EMC Corp. (I)(L)                                                                                         111,536       1,526,928
Lexmark International, Inc. (Class A) (I)                                                                 12,558         787,387

Consumer Finance 2.85%                                                                                                 4,502,224
American Express Co.                                                                                      75,500       4,152,500
MBNA Corp.                                                                                                13,900         349,724

Data Processing & Outsourced Services 0.85%                                                                            1,351,449
First Data Corp.                                                                                          32,850       1,351,449

Diversified Banks 5.49%                                                                                                8,679,448
Bank of America Corp.                                                                                     52,712       2,298,243
Wachovia Corp.                                                                                            62,375       3,142,453
Wells Fargo & Co.                                                                                         52,800       3,238,752

Diversified Financial Services 3.25%                                                                                   5,141,125
Citigroup, Inc.                                                                                           77,150       3,356,025
JPMorgan Chase & Co.                                                                                      33,000       1,159,620
National Financial Partners Corp.                                                                          3,910         176,928
Wright Express Corp. (I)                                                                                  21,380         448,552

Health Care Equipment 6.06%                                                                                            9,577,620
Biomet, Inc.                                                                                              17,500         667,275
Boston Scientific Corp. (I)                                                                               68,900       1,994,655
Hospira, Inc. (I)                                                                                         55,600       2,126,700
Medtronic, Inc.                                                                                           45,000       2,427,300
Stryker Corp.                                                                                             11,000         594,990
Varian Medical Systems, Inc. (I)                                                                          45,000       1,766,700

Health Care Facilities 1.94%                                                                                           3,067,050
Manor Care, Inc.                                                                                          35,000       1,328,600
Triad Hospitals, Inc. (I)                                                                                 35,000       1,738,450

Health Care Services 2.40%                                                                                             3,788,400
Caremark Rx, Inc. (I)                                                                                     35,000       1,560,300
WebMD Corp. (I)                                                                                          210,000       2,228,100

Health Care Supplies 0.93%                                                                                             1,466,240
Alcon, Inc. (Switzerland)                                                                                 12,800       1,466,240

Insurance Brokers 0.44%                                                                                                  696,360
Willis Group Holdings Ltd. (Bermuda)                                                                      21,000         696,360

Internet Software & Services 1.83%                                                                                     2,889,464
Digital Insight Corp. (I)(L)                                                                              89,050       2,181,725
VeriSign, Inc. (I)(L)                                                                                     26,900         707,739

Investment Banking & Brokerage 3.79%                                                                                   5,990,542
Goldman Sachs Group, Inc. (The)                                                                           32,500       3,493,100
Lehman Brothers Holdings, Inc.                                                                             8,500         893,605
Merrill Lynch & Co., Inc.                                                                                 12,800         752,384
Morgan Stanley                                                                                            16,050         851,453

Life & Health Insurance 1.08%                                                                                          1,703,132
AFLAC, Inc.                                                                                                7,800         351,780
Conseco, Inc. (I)                                                                                         29,480         642,959
Genworth Financial, Inc.                                                                                   3,800         119,168
Scottish Re Group Ltd. (Cayman Islands)                                                                   24,500         589,225

Managed Health Care 2.62%                                                                                              4,134,540
Aetna, Inc.                                                                                               16,000       1,238,400
PacifiCare Health Systems, Inc. (I)                                                                        8,300         632,460
WellPoint, Inc. (I)                                                                                       32,000       2,263,680

Multi-Line Insurance 3.74%                                                                                             5,909,258
American International Group, Inc.                                                                        55,900       3,365,180
Assurant, Inc.                                                                                             3,250         120,087
Hartford Financial Services Group, Inc. (The)                                                              5,950         479,391
PartnerRe Ltd. (Bermuda)                                                                                  30,000       1,944,600

Pharmaceuticals 9.32%                                                                                                 14,731,662
Abbot Laboratories                                                                                        60,000       2,797,800
Cubist Pharmaceuticals, Inc. (I)                                                                          85,000       1,452,650
IVAX Corp. (I)                                                                                            44,100       1,123,668
Johnson & Johnson                                                                                         25,000       1,599,000
MGI Pharma, Inc. (I)                                                                                      23,000         627,900
Pfizer, Inc.                                                                                              31,200         826,800
Rigel Pharmaceuticals, Inc. (I)                                                                           80,000       1,731,600
Roche Holding AG (Switzerland)                                                                            13,000       1,772,244
Shire Pharmaceutical Group Plc, American Depositary Receipt (ADR)
(United Kingdom)                                                                                          80,000       2,800,000

Property & Casualty Insurance 0.45%                                                                                      718,400
Ambac Financial Group, Inc.                                                                               10,000         718,400

Regional Banks 0.97%                                                                                                   1,533,850
Fifth Third Bancorp.                                                                                      23,000         991,300
M&T Bank Corp.                                                                                             5,000         542,550

Reinsurance 0.26%                                                                                                        413,448
RenaissanceRe Holdings Ltd. (Bermuda)                                                                      9,200         413,448

Semiconductor Equipment 2.07%                                                                                          3,275,277
Applied Materials, Inc. (L)                                                                              153,200       2,828,072
KLA-Tencor Corp. (I)                                                                                       8,650         447,205

Semiconductors 3.87%                                                                                                   6,116,556
Intel Corp. (L)                                                                                          102,750       2,788,635
Power Integrations, Inc. (I)                                                                              35,800         826,980
Texas Instruments, Inc. (L)                                                                               78,745       2,500,941

Specialized Finance 0.21%                                                                                                331,050
CIT Group, Inc.                                                                                            7,500         331,050

Systems Software 4.71%                                                                                                 7,439,311
Macrovision Corp. (I)                                                                                     96,650       2,109,870
Microsoft Corp.                                                                                          208,100       5,329,441

Thrifts & Mortgage Finance 0.27%                                                                                         432,938
Fannie Mae                                                                                                 3,500         195,510
Hudson City Bancorp., Inc.                                                                                20,070         237,428

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 10.00%                                                                                        $15,813,440
(Cost $15,813,440)

Joint Repurchase Agreement 1.42%                                                                                       2,243,000
Investment in a joint repurchase agreement transaction with Bank of America Corp. - Dated 7-29-05 due 8-1-05 (secured by U.S.
Treasury STRIPS due 11-15-10 thru 8-15-27)                                                 3.300           2,243       2,243,000

                                                                                                          Shares
Cash Equivalents 8.58%                                                                                                13,570,440
AIM Cash Investment Trust (T)                                                                         13,570,440      13,570,440

Total investments 100.00%                                                                                           $158,091,511


John Hancock
Growth Trends Fund
Footnotes to Schedule of Investments
July 31, 2005 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of July 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on July 31, 2005, including short-term investments, was $131,287,661. Gross unrealized appreciation and depreciation of investments aggregated $30,000,029 and $3,196,179, respectively, resulting in net unrealized appreciation of $26,803,850.

For more information

Trustees
Ronald R. Dion, Chairman
James R. Boyle+
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
+Non-Independent Trustee
*Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

John G. Vrysen
Executive Vice President and
Chief Financial Officer

Investment Adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Principal Distributor
John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock Growth Trends Fund.

460Q3     7/05
          9/05

JOHN HANCOCK
Small Cap Fund

7.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Small Cap Fund
Securities owned by the Fund on
July 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 80.10%                                                                                                $202,434,572
(Cost $184,246,921)

Advertising 0.87%                                                                                                      2,184,600
Ventiv Health, Inc. (I)                                                                                   99,300       2,184,600

Apparel Retail 2.38%                                                                                                   6,004,944
Cache, Inc. (I)                                                                                          336,600       6,004,944

Apparel, Accessories & Luxury Goods 4.32%                                                                             10,913,307
Quiksilver, Inc. (I)(L)                                                                                  279,300       4,689,447
Warnaco Group, Inc. (The) (I)                                                                            255,600       6,223,860

Application Software 2.06%                                                                                             5,214,248
Hyperion Solutions Corp. (I)(L)                                                                          110,800       5,214,248

Auto Parts & Equipment 1.39%                                                                                           3,523,520
LKQ Corp. (I)                                                                                            114,400       3,523,520

Communications Equipment 2.60%                                                                                         6,560,652
Avocent Corp. (I)                                                                                        188,200       6,560,652

Data Processing & Outsourced Services 0.93%                                                                            2,348,849
Infocrossing, Inc. (I)(L)                                                                                241,900       2,348,849

Diversified Commercial Services 0.48%                                                                                  1,224,096
Source Interlink Cos., Inc. (I)                                                                           98,400       1,224,096

Diversified Metals & Mining 1.25%                                                                                      3,155,030
James River Coal Co. (I)                                                                                  67,000       3,155,030

Electrical Components & Equipment 0.28%                                                                                  716,804
Encore Wire Corp. (I)                                                                                     48,400         716,804

Electronic Equipment Manufacturers 3.82%                                                                               9,660,459
Daktronics, Inc.                                                                                         169,700       3,473,759
Excel Technology, Inc. (I)                                                                               141,700       3,528,330
X-Rite, Inc.                                                                                             219,700       2,658,370

Electronic Manufacturing Services 2.15%                                                                                5,423,232
Trimble Navigation Ltd. (I)(L)                                                                           139,200       5,423,232

Health Care Equipment 5.38%                                                                                           13,595,254
Candela Corp. (I)                                                                                        377,200       4,152,972
Cantel Medical Corp. (I)                                                                                 246,600       4,317,966
Hologic, Inc. (I)(L)                                                                                     112,400       5,124,316

Health Care Facilities 1.82%                                                                                           4,591,832
LifePoint Hospitals, Inc. (I)                                                                             98,200       4,591,832

Health Care Services 2.29%                                                                                             5,782,488
SFBC International, Inc. (I)                                                                             143,700       5,782,488

Health Care Supplies 1.96%                                                                                             4,949,445
Inverness Medical Innovations, Inc. (I)                                                                  182,300       4,949,445

Home Entertainment Software 1.37%                                                                                      3,467,549
Take-Two Interactive Software, Inc. (I)(L)                                                               140,900       3,467,549

Hotels, Resorts & Cruise Lines 3.49%                                                                                   8,830,548
Gaylord Entertainment Co. (I)                                                                            184,200       8,830,548

Industrial Machinery 1.54%                                                                                             3,884,400
CLACOR, Inc.                                                                                             124,500       3,884,400

Internet Software & Services 3.49%                                                                                     8,825,292
Lionbridge Technologies, Inc. (I)                                                                        538,500       3,489,480
Secure Computing Corp. (I)                                                                               431,700       5,335,812

Leisure Products 1.08%                                                                                                 2,734,200
Manning (Greg) Auctions, Inc. (I)(L)                                                                     195,300       2,734,200

Life & Health Insurance 1.88%                                                                                          4,761,900
Scottish Re Group Ltd. (Cayman Islands)                                                                  198,000       4,761,900

Oil & Gas Exploration & Production 3.86%                                                                               9,746,262
Forest Oil Corp. (I)(L)                                                                                   99,600       4,458,096
PetroQuest Energy, Inc. (I)                                                                              233,100       1,701,630
Spinnaker Exploration Co. (I)(L)                                                                          91,400       3,586,536

Packaged Foods & Meats 0.83%                                                                                           2,096,031
Hain Celestial Group, Inc. (The) (I)                                                                     105,700       2,096,031

Personal Products 4.82%                                                                                               12,182,558
Inter Parfums, Inc. (L)                                                                                  288,000       5,698,080
Playtex Products, Inc. (I)                                                                               608,300       6,484,478

Property & Casualty Insurance 3.07%                                                                                    7,755,725
National Interstate Corp. (I)                                                                             84,900       1,686,963
Philadelphia Consolidated Holding Corp. (I)                                                               73,100       6,068,762

Publishing 1.68%                                                                                                       4,251,736
Courier Corp.                                                                                            104,800       4,251,736

Railroads 3.25%                                                                                                        8,225,998
Genesee & Wyoming, Inc. (Class A) (I)                                                                    144,100       4,361,907
RailAmerica, Inc. (I)                                                                                    328,300       3,864,091

Regional Banks 7.60%                                                                                                  19,206,542
Boston Private Financial Holdings, Inc.                                                                  155,100       4,443,615
EuroBancshares, Inc. (Puerto Rico) (I)                                                                   210,100       3,514,973
First Community Bancorp.                                                                                  70,100       3,591,924
Placer Sierra Bancshares                                                                                 257,000       7,656,030

Specialty Chemicals 2.91%                                                                                              7,348,907
Arch Chemicals, Inc.                                                                                     111,100       2,860,825
Cytec Industries, Inc. (L)                                                                                98,900       4,488,082

Specialty Stores 3.70%                                                                                                 9,342,796
Build-A-Bear Workshop, Inc. (I)(L)                                                                       144,700       3,472,800
Cost Plus, Inc. (I)(L)                                                                                   118,000       2,658,540
Sharper Image Corp. (I)(L)                                                                               222,400       3,211,456

Water Utilities 1.55%                                                                                                  3,925,368
Aqua America, Inc.                                                                                       122,400       3,925,368

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 19.90%                                                                                        $50,295,708
(Cost $50,295,708)

Joint Repurchase Agreement 7.11%                                                                                      17,971,000
Investment in a joint repurchase agreement transaction with Bank of America Corp. - Dated 07-29-05 due 08-01-05 (secured by U.S.
Treasury STRIP'S due 11-15-10 thru 08-15-27)                                               3.300          17,971      17,971,000

                                                                                                          Shares
Cash Equivalents 12.79%                                                                                               32,324,708
AIM Cash Investment Trust (T)                                                                         32,324,708      32,324,708

Total investments 100.00%                                                                                           $252,730,280


John Hancock
Small Cap Fund
Footnotes to Schedule of Investments
July 31, 2005 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of July 31,2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on July 31,2005, including short-term investments, was $234,542,629. Gross unrealized appreciation and depreciation of investments aggregated $21,533,055 and $3,345,404, respectively, resulting in net unrealized appreciation of $18,187,651.

For more information

Trustees
Ronald R. Dion, Chairman
James R. Boyle+
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
+Non-Independent Trustee
*Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

John G. Vrysen
Executive Vice President and
Chief Financial Officer

Investment Adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805
Subadviser
Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Principal Distributor
John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713


This report is for the information of the shareholders of John Hancock Small Cap Fund.

820Q3     7/05
          9/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Equity Trust

By: /s/ Keith F. Hartstein
    -------------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date: September 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
    -------------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date: September 30, 2005


By: /s/ John G. Vrysen
    -------------------------------------
    John G. Vrysen
    Vice President and Treasurer

Date: September 30, 2005